CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2019	$ 17,874	$ 7,348	$ 1,452	$ (956)	$ 6,853	$ (1)	$ 268	$ 10,258
Net income	110	73	73				6	31
Other comprehensive income (loss)	(1,305)	(611)		(606)		(5)	(59)	(635)
Capital contributions	109	100	100					9
Return of capital	(2)							(2)
Dividends declared	(558)	(274)	(274)					(284)
Other	4	7	5	2				(3)
Change in period	(1,642)	(705)	(96)	(604)	0	(5)	(53)	(884)
Ending balance at Jun. 30, 2020	16,232	6,643	1,356	(1,560)	6,853	(6)	215	9,374
Beginning balance at Mar. 31, 2020	16,265	6,726	1,423	(1,558)	6,853	8	213	9,326
Net income	15	11	11				2	2
Other comprehensive income (loss)	186	(13)		(4)		(9)		199
Capital contributions	54	50	50					4
Return of capital	(2)							(2)
Dividends declared	(278)	(133)	(133)					(145)
Other	(8)	2	5	2		(5)		(10)
Change in period	(33)	(83)	(67)	(2)	0	(14)	2	48
Ending balance at Jun. 30, 2020	16,232	6,643	1,356	(1,560)	6,853	(6)	215	9,374
Beginning balance at Dec. 31, 2020	11,725	1,177	(5,826)	(1,350)	8,381	(28)	258	10,290
Net income	597	602	602				5	(10)
Other comprehensive income (loss)	(611)	(193)		(44)	(131)	(18)	(5)	(413)
Capital contributions	38							38
Dividends declared	(290)							(290)
Other	(15)	(27)	(49)		23	(1)		12
Change in period	(281)	382	553	(44)	(108)	(19)	0	(663)
Ending balance at Jun. 30, 2021	11,444	1,559	(5,273)	(1,394)	8,273	(47)	258	9,627
Beginning balance at Mar. 31, 2021	10,738	814	(5,871)	(1,567)	8,268	(16)	241	9,683
Net income	659	611	611				2	46
Other comprehensive income (loss)	200	148		173	5	(30)	14	38
Capital contributions	11							11
Dividends declared	(154)							(154)
Other	(10)	(14)	(13)			(1)	1	3
Change in period	706	745	598	173	5	(31)	17	(56)
Ending balance at Jun. 30, 2021	$ 11,444	$ 1,559	$ (5,273)	$ (1,394)	$ 8,273	$ (47)	$ 258	$ 9,627